Label	Element	Value
Annual Sales of Effexor	teva_AnnualSalesOfEffexor	$ 2,600,000,000
Modafinil EuroS ales	teva_ModafinilEuroSales	$ 46,500,000
Annual Sales Of Lidoderm	teva_AnnualSalesOfLidoderm	$ 1,200,000,000
Annual Sales Of Lidoderm	teva_AnnualSalesOfLidoderm	1,400,000,000
Nexium Settlement Payment	teva_NexiumSettlementPayment	24,000,000
Compensatory Damages For The State of Illonois	teva_CompensatoryDamagesForStateOfIllonois	100,000,000
Modafinil Payment	teva_ModafinilPayment	1,200,000,000
Annual Sales of Lamictal	teva_AnnualSalesOfLamictal	950,000,000
Annual Sales of Lamictal	teva_AnnualSalesOfLamictal	2,300,000,000
Annual Sales Of Intuniv	teva_AnnualSalesOfIntuniv	327,000,000
Annual Sales Of Intuniv	teva_AnnualSalesOfIntuniv	335,000,000
Opana Net Sales	teva_OpanaNetSales	299,000,000
Damages Assessment for GSK	teva_DamagesAssessmentForGsk	235,500,000
Punitive Damages	teva_PunitiveDamages	17,900,000
Rugby Stettlement	teva_RugbyStettlement	225,000,000
Compensatory Damages And Penalties	teva_CompensatoryDamagesAndPenalties	12,400,000
Annual Sales Of Andro Gel One Percent	teva_AnnualSalesOfAndroGelOnePercent	140,000,000
Annual Sales Of Actoplus	teva_AnnualSalesOfActoplus	500,000,000
Annual Sales Of Actoplus	teva_AnnualSalesOfActoplus	430,000,000
Annual Sales Of Aggrenox	teva_AnnualSalesOfAggrenox	340,000,000
Annual Sales Of Aggrenox	teva_AnnualSalesOfAggrenox	455,000,000
Sec And Doj Penatlties	teva_SecAndDojPenatlties	519,000,000
Annual Sales Of Namenda	teva_AnnualSalesOfNamenda	1,100,000,000
Annual Sales Of Namenda	teva_AnnualSalesOfNamenda	1,400,000,000
Annual Sales Of Androgel At The Time Of Sttlement	teva_AnnualSalesOfAndrogelAtTimeOfSttlement	350,000,000
Annual Sales of Niaspan	teva_AnnualSalesOfNiaspan	416,000,000
Annual Sales of Niaspan	teva_AnnualSalesOfNiaspan	1,100,000,000
Annual Sales Of Actos	teva_AnnualSalesOfActos	3,700,000,000
Annual Sales Of Actos	teva_AnnualSalesOfActos	2,800,000,000
Annual Sales Of Androgel One Point Sixty Two Percent	teva_AnnualSalesOfAndrogel	$ 1,050,000,000